ACCOUNTS PAYABLE AND OTHER - Schedule of Post-Employment Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Plan assets	$ 1,300	$ 1,380
Less accrued benefit obligation:
Defined benefit pension plan	(1,384)	(1,583)
Other post-employment benefits	(100)	(131)
Net defined benefit liability, before net actuarial gain (losses)	(184)	(334)
Less: net actuarial (losses) gains and other	(6)	6
Accrued benefit liability related to defined benefit plan	$ (190)	$ (328)